Offerings	Dec. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.001 par value
Amount Registered | shares	15,000,000,000
Maximum Aggregate Offering Price	$ 15,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071,500.00
Offering Note	(1) Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. (2) The registrant previously paid a total of $1,877,600 in connection with the registrant's registration statement on Form N-2 (File No. 333-259453, File No. 333-270667 and File No. 333-280139) (calculated at the fee rates then in effect of $100.90, $110.20 and $147.60, respectively, per $1,000,000 of the estimated maximum aggregate offering price), as filed with the Securities and Exchange Commission on January 26, 2022, June 30, 2023 and June 12, 2024, respectively (the "Prior Registration Statements"), for a total of $15,000,000,0000 common shares of beneficial interest, par value $0.01 per share. This Registration Statement has registered an additional $15,000,000,0000 of Common Shares and includes a carry forward of up to $2,000,080,982 of Common Shares unsold under the Prior Registration Statements pursuant to Rule 415(a)(6) of the Securities Act. As a result, the Fund will have registered a total of $30,000,000,000 of Common Shares. (3) In no event will the aggregate offering price of all securities issued from time to time pursuant to this Registration Statement exceed $17,000,080,982.00.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.001 par value
Maximum Aggregate Offering Price	$ 2,000,080,982.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-280139
Carry Forward Initial Effective Date	Jun. 12, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 295,212.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $2,000,080,982 aggregate principal offering price of unsold securities (the "Unsold Securities") that were previously registered for sale under a Registration Statement as filed with the Securities and Exchange Commission on June 12, 2024 on Form N-2 (File No. 333-280139) and became effective on July 12, 2024 (the "Prior Registration Statement"). The Registrant previously paid filing fees in the aggregate of $295,212 relating to the Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement was deemed terminated as of the date of effectiveness of this registration statement.